August 24, 2016	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Investment Trust (the “Registrant”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-212543

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of Class A, Class C, Class R3 and Class I shares of Nuveen NWQ Global Equity Income Fund (the “Acquiring Fund”), a series of the Registrant, in connection with the reorganization of Nuveen Tradewinds Global All-Cap Fund (“All-Cap Fund”), a series of Nuveen Investment Trust II, and Nuveen Tradewinds Value Opportunities Funds (“Value Fund”), a series of the Registrant, with and into the Acquiring Fund (the “Reorganizations”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on July 15, 2016 relating to the issuance of Class A, Class C, Class R3 and Class I shares in connection with the Reorganizations (the “Registration Statement”) in response to comments provided telephonically by the staff of the U.S. Securities and Exchange Commission to Vedder Price P.C. on July 28, 2016 and August 2, 2016 with respect to the Registration Statement (as addressed in separate correspondence to the staff dated August 24, 2016). The Amendment is also being filed for the purpose of providing certain additional information required by the Form and not included in the Registration Statement and to make certain other non-material changes.

Please direct your questions and/or comments regarding this filing to Mark A. Quade at (312) 609-7515 or the undersigned at (312) 609-7661.

Yours very truly,

/s/ Deborah Bielicke Eades

Deborah Bielicke Eades

DBE

222 North LaSalle Street	Chicago, Illinois 60601	T +1 312 609 7500	F +1 312 609 5005